Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	92,152,893	93,397,985
Balance, end of period		92,152,893
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	92,152,893	93,397,985
Repurchase and cancellation of own shares	(6,368,322)	(2,157,862)
Stock options exercised	754,988	912,770
Balance, end of period	86,539,559	92,152,893